Intangible Assets, Net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥) AssetGroup	Mar. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization Expense for Intangible Assets	¥ 59,992,000	$ 8,736	¥ 328,154,000	¥ 341,802,000
Impairment of Intangible Assets (Excluding Goodwill)	21,233,000	$ 3,092	¥ 48,890,000	¥ 0
Number Of Intangible Asset Groups | AssetGroup			2
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Goodwill and Intangible Asset Impairment
Impairment of Intangible Assets	21,233,000		¥ 48,862,000
Ruisha Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired			49,400,000
Broadcasting License Acquired
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			38,690,000
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			2,100,000
Internet Domain Names
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			¥ 8,072,000
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	17,033,000
Technology
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	¥ 4,200,000